Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	Keeley Funds, Inc.
Central Index Key	0001324203
Amendment Flag	false
Document Creation Date	Jan. 25, 2018
Document Effective Date	Jan. 26, 2018
Prospectus Date	Jan. 26, 2018
Keeley Small Cap Value Fund | Class A
Prospectus:
Trading Symbol	KSCVX
Keeley Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	KSCIX
Keeley Small Cap Dividend Value Fund | Class A
Prospectus:
Trading Symbol	KSDVX
Keeley Small Cap Dividend Value Fund | Class I
Prospectus:
Trading Symbol	KSDIX
Keeley Small-Mid Cap Value Fund | Class A
Prospectus:
Trading Symbol	KSMVX
Keeley Small-Mid Cap Value Fund | Class I
Prospectus:
Trading Symbol	KSMIX
Keeley Mid Cap Dividend Value Fund | Class A
Prospectus:
Trading Symbol	KMDVX
Keeley Mid Cap Dividend Value Fund | Class I
Prospectus:
Trading Symbol	KMDIX
Keeley All Cap Value Fund | Class A
Prospectus:
Trading Symbol	KACVX
Keeley All Cap Value Fund | Class I
Prospectus:
Trading Symbol	KACIX